Exhibit 99.1

Enterprise Fleet Financing 2017-2, LLC

Series 2017-2 Asset Backed Notes

Sample Lease Agreed-Upon Procedures

Report To:

Enterprise Fleet Financing 2017-2, LLC

Enterprise Fleet Management, Inc.

8 June 2017

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Enterprise Fleet Financing 2017-2, LLC

Enterprise Fleet Management, Inc.

600 Corporate Park Drive

St. Louis, Missouri 63105

Re:	Enterprise Fleet Financing 2017-2, LLC (the “Issuer”)
Series 2017-2 Asset Backed Notes (the “Notes”)
Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the Issuer, Enterprise Fleet Management, Inc. (the “Sponsor”), J.P. Morgan Securities LLC (“J.P. Morgan”), Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”), RBC Capital Markets, LLC (“RBC”) and HSBC Securities (USA) Inc. (“HSBC,” together with the Issuer, Sponsor, J.P. Morgan, BofA Merrill Lynch and RBC, the “Specified Parties”), solely to assist the Issuer in evaluating the accuracy of certain information with respect to a pool of leases and the vehicles subject to those leases (the “Leases” and “Vehicles,” respectively) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Issuer, provided us with:

a.	Electronic data files:

i.	Labeled “DATA_TAPE_MTN_2017-2.mdb” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Sponsor, on behalf of the Issuer, indicated contains information relating to certain leases and the vehicles subject to those leases as of 30 April 2017 (the “Cutoff Date”) and

ii.	Labeled “DATA_TAPE_MTN_2017-2.mdb” and the corresponding record layout and decode information (the “Data File”) that the Sponsor, on behalf of the Issuer, indicated contains information relating to certain leases and the vehicles subject to those leases as of the Cutoff Date,

b.	Imaged copies of:

i.	The master equity lease agreement, master equity lease agreement (open-end), master of equity lease agreement, master walkaway lease agreement, master walkaway equity lease agreement, amended and restated master equity lease agreement, amended and restated master walkaway lease agreement, addendum to the master equity lease agreement and amendment to master equity lease agreement (collectively, and as applicable, the “Master Lease Agreement”),

ii.	Certain screen shots from the Sponsor’s servicing system (the “System Screen Shots”),

iii.	The credit review file (the “Credit Review File”),

iv.	The certificate of title, registration card, Colorado registration card, temporary certificate of vehicle registration, registration certificate, vehicle record and vehicle registration inquiry report (collectively, and as applicable, the “Title”) and

v.	The certificate of insurance, certificate of liability insurance, certificate of property insurance, evidence of property insurance, loss payable endorsement, memorandum of insurance, vehicle or equipment certificate of insurance, and/or the self-insurance addendum to the Master Lease Agreement (collectively, and as applicable and available, the “Insurance Source Documents,” together with the Master Lease Agreement, System Screen Shots, Credit Review File and Title, the “Source Documents”),

for each Sample Lease (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Base Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A. The Issuer is responsible for the Lessee Name Change Table (as defined in Attachment A), Preliminary Data File, Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data File, Preliminary Base Data File (as defined in Attachment A), Data File or Base Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Lessee Name Change Table, Source Documents or any other information provided to us by the Sponsor, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Leases or Vehicles, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Leases,

iii.	Whether the originator of the Leases complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 June 2017

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Issuer, we removed the leases and the vehicles subject to those leases from the Preliminary Data File with a financial issuance description (FIN_ISS_DSC) not containing the word “Base,” as shown on the Preliminary Data File.

The Preliminary Data File, as adjusted, is hereinafter referred to as the “Preliminary Base Data File. ” The Sponsor, on behalf of the Issuer, indicated that the leases and the vehicles subject to those leases on the Preliminary Base Data File are the Leases and Vehicles, respectively.

As instructed by the Sponsor, on behalf of the Issuer, we randomly selected a sample of 150 Leases from the Preliminary Base Data File (the “Sample Leases”). For the purpose of this procedure, the Sponsor, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Leases they instructed us to randomly select from the Preliminary Base Data File.

For the purpose of the procedures described in this report, the 150 Sample Leases are referred to as Sample Lease Numbers 1 through 150.

2.	As instructed by the Sponsor, on behalf of the Issuer, we removed the leases and the vehicles subject to those leases from the Data File with a financial issuance description (FIN_ISS_DSC) not containing the word “Base,” as shown on the Data File.

The Data File, as adjusted, is hereinafter referred to as the “Base Data File.”

3.	For each lease on the Preliminary Base Data File and Base Data File, we compared the lease ID (the “Lease ID”), as shown on the Preliminary Base Data File, to the corresponding Lease ID, as shown on the Base Data File, and noted that:

a.	All the Leases were included on both the Preliminary Base Data File and Base Data File and

b.	No leases other than the Leases were included on the Preliminary Base Data File or Base Data File.

4.	For each Sample Lease:

a.	We compared the Sample Characteristics listed on Exhibit 1 to Attachment A, all as shown on the Base Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the corresponding System Screen Shots, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A. All such compared information was in agreement.

Attachment A Page 2 of 3

4. (continued)

b.	We observed that the corresponding Master Lease Agreement contained a signature in the lessee signature section. We performed no procedures to determine the validity of the signature contained in the lessee signature section of the Master Lease Agreement.

c.	We observed that the corresponding Credit Review File contained either a line of credit authorization form or an addendum to the line of credit authorization form that had an (i) approval and (ii) electronic signature. We performed no procedures to determine the validity of the approval or electronic signature contained in the Credit Review File.

d.	We compared the completed date, as shown in the corresponding Credit Review File, to the Cutoff Date, and, except for the Sample Leases listed on Exhibit 2 to Attachment A, we observed that the corresponding completed date, as shown on the Credit Review File, was within the period 12 months prior to the Cutoff Date.

e.	We observed the owner name on the corresponding Title, or for Sample Leases which had a Title from the state of Oregon, we observed the security interest holder/lessor name on the corresponding Title. As instructed by the Sponsor, on behalf of the Issuer, we listed the owner name or security interest holder/lessor name, as applicable, that we observed, as shown on the Title, for each Sample Lease on Exhibit 3 to Attachment A. We performed no procedures to determine the validity of any owner name or security interest holder/lessor name contained on the Title.

f.	We observed the loss payee name for physical damage insurance and the additional insured name for liability insurance on the corresponding Insurance Source Documents (as applicable and available) or corresponding System Screen Shots (as applicable). As instructed by the Sponsor, on behalf of the Issuer, we listed the loss payee name for physical damage insurance and additional insured name for liability insurance that we observed, as shown on the Insurance Source Documents (as applicable and available) or System Screen Shots (as applicable), for each Sample Lease on Exhibit 4 to Attachment A. We also observed on the Insurance Source Documents (as applicable and available) or System Screen Shots (as applicable), subject to the instructions provided by the Sponsor, on behalf of the Issuer, that are included in the notes to Exhibit 4 to Attachment A, that:

i.	117 of the Sample Leases have Insurance Source Documents which indicate physical damage and liability insurance coverage and identify Enterprise FM Trust as both the loss payee and additional insured,

ii.	17 of the Sample Leases have System Screen Shots which indicate Enterprise Enrollment Coverage as the insurance carrier and indicate the amount of physical damage and liability insurance that is billed each month,

Attachment A Page 3 of 3

4. (continued)

f. (continued)

iii.	Nine of the Sample Leases have Insurance Source Documents which indicate the lessee being self-insured for physical damage and which indicate liability insurance coverage and identify Enterprise FM Trust as the additional insured,

iv.	Six of the Sample Leases have System Screen Shots which indicate Enterprise Enrollment Coverage as the insurance carrier and indicate the amount of physical damage insurance that is billed each month and have Insurance Source Documents which indicate liability insurance coverage and identify Enterprise FM Trust as the additional insured and

v.	One of the Sample Leases has Insurance Source Documents which indicate the lessee being self-insured for both physical damage and liability.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information described in this Item 4.f. that is contained on the Insurance Source Documents or System Screen Shots (as applicable).

The Sponsor, on behalf of the Issuer, indicated that certain lessee names have changed subsequent to the Sponsor’s preparation of the information on the Base Data File and the corresponding System Screen Shots. The Sponsor, on behalf of the Issuer, provided a decode table (the “Lessee Name Change Table”) for one Sample Lease containing the original and updated lessee name corresponding to such Sample Lease, and instructed us to use this information for the purpose of performing the procedures described in Items 4.b. through 4.f. above. We performed no procedures to determine the accuracy, completeness or reasonableness of the Lessee Name Change Table.

Exhibit 1 to Attachment A

Sample Characteristics

Sample Characteristic	Base Data File Field Name	Source Document	Note

Unit number	UNIT_NBR	System Screen Shots	i.

Client number	CLIENT_NUMBER	System Screen Shots	ii.

Legal name of the lessee	CLIENT_NAME	System Screen Shots	iii.

Vehicle make	VEHICLE_MAKE	System Screen Shots

Vehicle model	VEHICLE_MODEL	System Screen Shots

Vehicle type	VEH_TYPE_NAME	System Screen Shots

Contract type	LEASE_TYPE	System Screen Shots	iv.

Lease term	TERM	System Screen Shots

Interest percentage	INT_PCT	System Screen Shots

Interest adjustment percentage	INT_ADJ_PCT	System Screen Shots	v.

Vehicle residual value	RESIDUAL_VALUE_AMOUNT	System Screen Shots and recalculation	vi.

Vehicle capitalized cost	CAP_COST_AMOUNT	System Screen Shots

Client industry	BUSN_TYPE_DESC	System Screen Shots	vii.

Notes:

i.	For identification purposes only.

ii.	The Sponsor, on behalf of the Issuer, indicated that for certain Sample Leases (the “Affiliate Sample Leases”), the lessee is identified on the System Screen Shots as a sub-customer of a master customer (the “Master Customer”). For the purpose of comparing the client number Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the client number corresponding to the Master Customer, as shown on the System Screen Shots.

iii.	For the purpose of comparing the legal name of the lessee Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the legal name of the Master Customer, as shown on the System Screen Shots.

Exhibit 1 to Attachment A Page 2 of 2

Notes: (continued)

iv.	For the purpose of comparing the contract type Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuer, indicated that:

a.	A contract type of “type N” on the System Screen Shots corresponds to a closed term lease (the “Closed Term Sample Leases”), as shown on the Base Data File, and

b.	A contract type of “type E” on the System Screen Shots corresponds to an open term lease (the “Open Term Sample Leases”), as shown on the Base Data File.

v.	The Sponsor, on behalf of the Issuer, instructed us not to compare the interest adjustment percentage Sample Characteristic for the Closed Term Sample Leases.

We performed no procedures corresponding to the interest adjustment percentage Sample Characteristic for the Closed Term Sample Leases.

vi.	For the purpose of comparing the vehicle residual value Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to recalculate the vehicle residual value by subtracting the:

a.	Product of:

i.	The monthly depreciation value and

ii.	The difference between the lease term and the months in service from

b.	Sum of the vehicle capitalized cost and accumulated depreciation,

all as shown on the System Screen Shots.

For the purpose of this procedure, the Sponsor, on behalf of the Issuer, instructed us to ignore differences of +/- $0.01.

For the avoidance of any doubt with respect to the recalculation described above, the accumulated depreciation, as shown on the System Screen Shots, is a negative value, and the recalculation described in vi.b. above reduces the vehicle capitalized cost by such accumulated depreciation amount.

vii.	For the purpose of comparing the client industry Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the client industry corresponding to the Master Customer, as shown on the System Screen Shots.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are described in the notes above.

Exhibit 2 to Attachment A

Credit Review File Completed Dates More Than 12 Months Prior to the Cutoff Date

Sample Lease Number	Completed Date

1	4/21/2016
2	4/5/2016
5	4/21/2016
6	2/15/2016
9	11/3/2015
20	6/24/2015
50	3/17/2016
65	4/26/2016
78	4/14/2016
80	4/19/2016
102	12/16/2015
125	3/29/2016

Note:

The Sponsor, on behalf of the Issuer, indicated that their credit and collection policy allows them to utilize a combination of objective measurements, subjective considerations and controls to determine when or if a credit review is necessary. The Sponsor, on behalf of the Issuer, indicated that while most clients are assigned a credit review date that is intended to result in an annual credit review, such date is not a defined date for performing a credit review. Additionally, the Sponsor, on behalf of the Issuer, indicated that credit personnel can use judgment to determine if a review is necessary or if it can be deferred and that common items they might consider include (but are not limited to):

a.	Whether or not the client plans to place additional orders over the next year and/or whether the expected timing of those additional orders allows for the credit review to be deferred,

b.	The level of risk inherent with the client’s fleet,

c.	How long they have been a client,

d.	Whether the latest financial information may be reviewed without performing a complete credit review (if the credit file is for a public company) and

e.	Whether the client has been placed on credit hold or order hold.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Issuer, that is described above.

Exhibit 3 to Attachment A

Owner Name or Security Interest Holder/Lessor Name

Sample Lease Number	Owner Name or Security Interest Holder/Lessor Name

1	Enterprise FM Trust
2	Enterprise FM Trust LSR LSE
3	Enterprise FM Trust
4	Enterprise FM Trust
5	Enterprise FM Trust
6	Enterprise FM Trust
7	Enterprise FM Trust
8	Enterprise FM Trust
9	Enterprise FM Trust
10	Enterprise FM Trust
11	Enterprise FM Trust
12	Enterprise FM Trust
13	Enterprise FM Trust LSR LSE
14	Enterprise FM Trust
15	Enterprise FM Trust
16	Enterprise FM Trust LSR LSE
17	Enterprise FM Trust
18	Enterprise FM Trust
19	Enterprise FM Trust
20	Enterprise FM Trust
21	Enterprise FM Trust
22	Enterprise FM Trust
23	Enterprise FM Trust
24	Enterprise FM Trust
25	Enterprise FM Trust LSR LSE
26	Enterprise FM Trust
27	Enterprise FM Trust
28	Enterprise FM Trust
29	Enterprise FM Trust LSR LSE
30	Enterprise FM Trust
31	Enterprise FM Trust
32	Enterprise FM Trust Lessor Lessee
33	Enterprise FM Trust
34	Enterprise FM Trust
35	Enterprise FM Trust
36	Enterprise FM Trust LSR LSE
37	Enterprise FM Trust

Exhibit 3 to Attachment A Page 2 of 4

Sample Lease Number	Owner Name or Security Interest Holder/Lessor Name
38	Enterprise FM Trust
39	Enterprise FM Trust
40	Enterprise FM Trust
41	Enterprise FM Trust
42	Enterprise FM Trust
43	Enterprise FM Trust
44	Enterprise FM Trust LSR LSE
45	Enterprise FM Trust
46	Enterprise FM Trust
47	Enterprise FM Trust
48	Enterprise FM Trust
49	Enterprise FM Trust
50	Enterprise FM Trust
51	Enterprise FM Trust
52	Enterprise FM Trust
53	Enterprise FM Trust
54	Entr FM Trust
55	Enterprise FM Trust
56	Enterprise FM Trust
57	Enterprise FM Trust
58	Enterprise FM Trust
59	Enterprise FM Trust LSR LSE
60	Enterprise FM Trust LSR LSE
61	Enterprise FM Trust
62	Enterprise FM Trust
63	Enterprise FM Trust LSR LSE
64	Enterprise FM Trust
65	Enterprise FM Trust
66	Enterprise FM Trust
67	Enterprise FM Trust
68	Enterprise FM Trust LSR LSE
69	Enterprise FM Trust
70	Enterprise FM Trust
71	Enterprise FM Trust
72	Enterprise FM Trust
73	Enterprise FM Trust LSR LSE
74	Enterprise FM Trust
75	Enterprise FM Trust LSR LSE
76	Enterprise FM Trust

Exhibit 3 to Attachment A Page 3 of 4

Sample Lease Number	Owner Name or Security Interest Holder/Lessor Name
77	Enterprise FM Trust
78	Enterprise FM Trust
79	Enterprise FM Trust
80	Enterprise FM Trust
81	Enterprise FM Trust LSR LSE
82	Enterprise FM Trust
83	Enterprise FM Trust
84	Enterprise FM Trust
85	Enterprise FM Trust LSR J LSE
86	Enterprise FM Trust
87	Enterprise FM Trust LSR LSE
88	Enterprise FM Trust
89	Enterprise FM Trust
90	Enterprise FM Trust
91	Enterprise FM Trust
92	Enterprise FM Trust
93	Enterprise FM Trust
94	Enterprise FM Trust Lessor Lessee
95	Enterprise FM Trust
96	Enterprise FM Trust
97	Enterprise FM Trust
98	Enterprise FM Trust
99	Enterprise FM Trust
100	Enterprise FM Trust
101	Enterprise FM Trust
102	Entr FM Trust
103	Enterprise FM Trust LSR LSE
104	Enterprise FM Trust
105	Enterprise FM Trust
106	Enterprise FM Trust
107	Enterprise FM Trust LSR LSE
108	Enterprise FM Trust
109	Enterprise FM Trust
110	Enterprise FM Trust
111	Enterprise FM Trust
112	Enterprise FM Trust LSR LSE
113	Enterprise FM Trust
114	Enterprise FM Trust
115	Enterprise FM Trust LSR LSE

Exhibit 3 to Attachment A Page 4 of 4

Sample Lease Number	Owner Name or Security Interest Holder/Lessor Name
116	Enterprise FM Trust
117	Enterprise FM Trust
118	Enterprise FM Trust LSR LSE
119	Enterprise FM Trust
120	Enterprise FM Trust
121	Enterprise FM Trust
122	Enterprise FM Trust LSR LSE
123	Enterprise FM Trust
124	Enterprise FM Trust
125	Enterprise FM Trust
126	Enterprise FM Trust
127	Enterprise FM Trust LSR LSE
128	Enterprise FM Trust
129	Enterprise FM Trust
130	Enterprise FM Trust
131	Enterprise FM Trust
132	Enterprise FM Trust
133	Enterprise FM Trust
134	Enterprise FM Trust
135	Enterprise FM Trust
136	Enterprise FM Trust
137	Enterprise FM Trust
138	Enterprise FM Trust
139	Enterprise FM Trust
140	Enterprise FM Trust
141	Enterprise FM Trust
142	Enterprise FM Trust LSR LSE
143	Enterprise FM Trust LSR LSE
144	Enterprise FM Trust
145	Enterprise FM Trust
146	Enterprise FM Trust
147	Enterprise FM Trust
148	Enterprise FM Trust
149	Enterprise FM Trust, LSR LSE
150	Enterprise FM Trust

Exhibit 4 to Attachment A

Loss Payee Name and Additional Insured Name

Sample Lease Number	Loss Payee Name and Additional Insured Name

1	Enterprise FM Trust
2	EHI Physical Damage Plan and Enterprise FM Trust (liability)
3	EHI Physical Damage Plan and Liability Plan
4	Enterprise FM Trust
5	Enterprise FM Trust
6	Enterprise FM Trust
7	Enterprise FM Trust
8	Enterprise FM Trust
9	Enterprise FM Trust
10	EHI Physical Damage Plan and Liability Plan
11	Enterprise FM Trust
12	Enterprise FM Trust
13	Enterprise FM Trust
14	Enterprise FM Trust
15	Enterprise FM Trust
16	Enterprise FM Trust
17	Enterprise FM Trust
18	Enterprise FM Trust
19	Enterprise FM Trust
20	EHI Physical Damage Plan and Liability Plan
21	Enterprise FM Trust
22	Enterprise FM Trust
23	Enterprise FM Trust
24	Enterprise FM Trust
25	Enterprise FM Trust
26	Self-Insured (physical damage) and Enterprise FM Trust (liability)
27	EHI Physical Damage Plan and Liability Plan
28	Enterprise FM Trust
29	Enterprise FM Trust
30	EHI Physical Damage Plan and Liability Plan
31	Enterprise FM Trust
32	Enterprise FM Trust
33	Self-Insured (physical damage) and Enterprise FM Trust (liability)
34	EHI Physical Damage Plan and Liability Plan
35	Enterprise FM Trust
36	EHI Physical Damage Plan and Liability Plan

Exhibit 4 to Attachment A Page 2 of 5

Sample Lease Number	Loss Payee Name and Additional Insured Name

37	Enterprise FM Trust
38	Enterprise FM Trust
39	EHI Physical Damage Plan and Liability Plan
40	Enterprise FM Trust
41	Enterprise FM Trust
42	EHI Physical Damage Plan and Liability Plan
43	Enterprise FM Trust
44	Enterprise FM Trust
45	Enterprise FM Trust
46	EHI Physical Damage Plan and Liability Plan
47	Enterprise FM Trust
48	Enterprise FM Trust
49	Enterprise FM Trust
50	Enterprise FM Trust
51	Enterprise FM Trust
52	Enterprise FM Trust
53	Enterprise FM Trust
54	Self-Insured (physical damage and liability)
55	Enterprise FM Trust
56	Enterprise FM Trust
57	Self-Insured (physical damage) and Enterprise FM Trust (liability)
58	Enterprise FM Trust
59	Enterprise FM Trust
60	Self-insured (physical damage) and Enterprise FM Trust (liability)
61	Enterprise FM Trust
62	Enterprise FM Trust
63	Enterprise FM Trust
64	Enterprise FM Trust
65	EHI Physical Damage Plan and Liability Plan
66	Enterprise FM Trust
67	Enterprise FM Trust
68	Enterprise FM Trust
69	Enterprise FM Trust
70	Enterprise FM Trust
71	Enterprise FM Trust
72	Enterprise FM Trust
73	EHI Physical Damage Plan and Liability Plan

Exhibit 4 to Attachment A Page 3 of 5

Sample Lease Number	Loss Payee Name and Additional Insured Name

74	Enterprise FM Trust
75	Enterprise FM Trust
76	Enterprise FM Trust
77	EHI Physical Damage Plan and Enterprise FM Trust (liability)
78	Enterprise FM Trust
79	EHI Physical Damage Plan and Liability Plan
80	Enterprise FM Trust
81	Enterprise FM Trust
82	Enterprise FM Trust
83	EHI Physical Damage Plan and Liability Plan
84	Enterprise FM Trust
85	Enterprise FM Trust
86	EHI Physical Damage Plan and Enterprise FM Trust (liability)
87	EHI Physical Damage Plan and Liability Plan
88	Enterprise FM Trust
89	Enterprise FM Trust
90	Enterprise FM Trust
91	Enterprise FM Trust
92	Enterprise FM Trust
93	Self-Insured (physical damage) and Enterprise FM Trust (liability)
94	Enterprise FM Trust
95	Enterprise FM Trust
96	Enterprise FM Trust
97	Enterprise FM Trust
98	Enterprise FM Trust
99	EHI Physical Damage Plan and Liability Plan
100	Enterprise FM Trust
101	Enterprise FM Trust
102	Enterprise FM Trust
103	Enterprise FM Trust
104	Enterprise FM Trust
105	Enterprise FM Trust
106	Enterprise FM Trust
107	Enterprise FM Trust
108	Enterprise FM Trust
109	Enterprise FM Trust
110	Enterprise FM Trust

Exhibit 4 to Attachment A Page 4 of 5

Sample Lease Number	Loss Payee Name and Additional Insured Name

111	Enterprise FM Trust
112	Enterprise FM Trust
113	Enterprise FM Trust
114	Enterprise FM Trust
115	Enterprise FM Trust
116	Enterprise FM Trust
117	Enterprise FM Trust
118	Enterprise FM Trust
119	Enterprise FM Trust
120	EHI Physical Damage Plan and Enterprise FM Trust (liability)
121	EHI Physical Damage Plan and Liability Plan
122	Enterprise FM Trust
123	Enterprise FM Trust
124	Self-Insured (physical damage) and Enterprise FM Trust (liability)
125	Enterprise FM Trust
126	Enterprise FM Trust
127	Self-Insured (physical damage) and Enterprise FM Trust (liability)
128	Enterprise FM Trust
129	EHI Physical Damage Plan and Enterprise FM Trust (liability)
130	Enterprise FM Trust
131	Enterprise FM Trust
132	EHI Physical Damage Plan and Enterprise FM Trust (liability)
133	Enterprise FM Trust
134	Self-Insured (physical damage) and Enterprise FM Trust (liability)
135	Enterprise FM Trust
136	Enterprise FM Trust
137	Enterprise FM Trust
138	Enterprise FM Trust
139	Enterprise FM Trust
140	Enterprise FM Trust
141	Enterprise FM Trust
142	Enterprise FM Trust
143	Self-Insured (physical damage) and Enterprise FM Trust (liability)
144	Enterprise FM Trust
145	Enterprise FM Trust
146	Enterprise FM Trust
147	Enterprise FM Trust

Exhibit 4 to Attachment A Page 5 of 5

Sample Lease Number	Loss Payee Name and Additional Insured Name

148	Enterprise FM Trust
149	Enterprise FM Trust
150	Enterprise FM Trust

Notes:

i.	For the purpose of the procedure described in Item 4.f. of Attachment A, for Sample Leases that have System Screen Shots which show “Enterprise Enrollment Coverage” as the insurance carrier for physical damage insurance and liability insurance, the Sponsor, on behalf of the Issuer, instructed us to use “EHI Physical Damage Plan and Liability Plan” for the loss payee name and additional insured name.

ii.	For the purpose of the procedure described in Item 4.f. of Attachment A, for Sample Leases that have System Screen Shots which show “Enterprise Enrollment Coverage” as the insurance carrier for physical damage insurance only, the Sponsor, on behalf of the Issuer, instructed us to use “EHI Physical Damage Plan” for the loss payee name.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Sponsor, on behalf of the Issuer, that are described in the notes above.